RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended			6 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 01, 2024	Dec. 16, 2023	May 27, 2023	Mar. 31, 2025	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2024
Related Party Transaction [Line Items]
Debt maturity date description		In January 2024, the note was extended to May 31, 2024	the maturity date was extended to January 31, 2024	At maturity, the maturity was extended for an additional six months. On May 27, 2023 the maturity date was extended to December 16, 2023 and the interest rate was increased to 18%, interest payable monthly.			At maturity, the maturity was extended for an additional six months and the interest rate was increased to 18%, interest payable monthly. On December 16, 2023
Accrued interest	$ 6,250		$ 18,000						$ 339,804
Related Party [Member]
Related Party Transaction [Line Items]
Loan amount						$ 20,000
Debt instrument face amount					$ 23,279
Accrued interest					3,279
Two Officers [Member]
Related Party Transaction [Line Items]
Loan amount						$ 20,000		$ 15,000
Debt interest rate percentage						8.00%		8.00%
Debt maturity date						Jun. 14, 2023		Sep. 02, 2023
Debt maturity date description						In June 2023, the maturity of this note was extended to September 14, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. In January 2024, the lender agreed to extend the maturity date to May 15, 2024. In May 2024, the maturity was extended to September 15, 2024. In September 2024, the maturity date was extended to December 31, 2024. In November 2024, the maturity was extended to February 25, 2025. In February 2025, the maturity was extended to February 25, 2026.		In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. In January 2024, the lender agreed to extend the maturity date to May 15, 2024. In May 2024, the maturity was extended to September 15, 2024. In September 2024, the maturity date was extended to December 31, 2024. In November 2024, the maturity was extended to February 25, 2025. In February 2025, the maturity was extended to February 25, 2026
Debt instrument face amount					17,367	$ 22,884			17,072
Accrued interest					$ 2,367	$ 2,884			$ 2,072
Two Officers [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Debt interest rate percentage						8.00%
Debt maturity date						Jun. 14, 2023
Debt maturity date description						In June 2023, the maturity of this note was extended to September 14, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. In January 2024, the lender agreed to extend the maturity date to May 15, 2024. In May 2024, the maturity was extended to September 15, 2024. In September 2024, the maturity date was extended to December 31, 2024. In November 2024, the maturity was extended to February 25, 2025. In February 2025, the maturity was extended to February 25, 2026.